Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Short-term borrowings	¥ 129,656	¥ 330,423
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term borrowings	41,004	39,238
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term borrowings		206,993
Unsecured Short-Term Loans from Financial Institutions Denominated in Foreign Currencies
Short-term Debt [Line Items]
Short-term borrowings	¥ 88,652	¥ 84,192